SCHEDULE OF RIGHT OF USE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	$ 414	$ 466
Additions	26	49
Foreign currency translation	(6)	(41)
Deductions		(21)
Depreciation expense	(45)	(39)
Right-of-use assets, ending balance	389	414
Office equipment [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	414	446
Additions		49
Foreign currency translation	(6)	(35)
Deductions		(7)
Depreciation expense	(42)	(39)
Right-of-use assets, ending balance	366	414
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance		20
Additions	26
Foreign currency translation		(6)
Deductions		(14)
Depreciation expense	(3)
Right-of-use assets, ending balance	$ 23